COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
COMMITMENTS	COMMITMENTS
     Arrangements with key suppliers
    From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.
    Arrangements with sponsors
    Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.
    Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2020 were as follows:

	At December 31, 2020
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	67,668	54,485	16,900	—	139,053
    Non-cancellable lease agreements
    The future aggregate minimum lease payments under non-cancellable leases, primarily relating to the lease of stores and industrial buildings, are as follows:

	At December 31, 2020
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	17,447	20,295	11,796	16,319	65,857